Note 7 - Risk Management - Financial Instruments Compensation - Financial Assets (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivatives [Member]
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract
Gross Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements	€ 49,333	€ 59,374	€ 52,244
Gross Financial Liabilities Set Off Against Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements	11,584	13,587	7,805
Net Financial Assets Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position	37,749	45,788	44,439
Amounts Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial Assets Abstract
Financial Instruments Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial Assets	27,106	32,146	30,350
Cash Collateral Received Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial Assets	7,442	6,571	5,493
Net Assets Liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	3,202	7,070	8,597
Reverse Purchase Securities Borrowing And Similar Agreements [Member]
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract
Gross Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements	26,426	25,833	21,531
Gross Financial Liabilities Set Off Against Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements	56	2,912	4,596
Net Financial Assets Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position	26,369	22,921	16,935
Amounts Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial Assets Abstract
Financial Instruments Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial Assets	26,612	23,080	17,313
Cash Collateral Received Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial Assets	141	174	24
Net Assets Liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	(384)	(333)	(402)
Total [Member]
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract
Gross Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements	75,759	85,208	73,775
Gross Financial Liabilities Set Off Against Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements	11,641	16,499	12,401
Net Financial Assets Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position	64,118	68,709	61,374
Amounts Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial Assets Abstract
Financial Instruments Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial Assets	53,717	55,226	47,663
Cash Collateral Received Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial Assets	7,583	6,745	5,517
Net Assets Liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	€ 2,818	€ 6,738	€ 8,195